Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2024
Customer Concentration Risk
Certain risks and concentration
Summarized customers/suppliers with greater than 10% of the account receivables/payable

	As of December 31,
	2023	2024
Customer A	*	60%
Customer B	*	39%
*	Less than 10%

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customer A	*	*	12%
*	Less than 10%

Supplier Concentration Risk
Certain risks and concentration
Summarized customers/suppliers with greater than 10% of the account receivables/payable

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Supplier A	*	22%	13%
Supplier B	*	11%	*
Supplier C	21%	*	*
Supplier D	12%	*	*
Supplier E	*	*	10%
*	Less than 10%

ZMI (Hong Kong) International Company Limited (“ZMI”), a related party of the Group (Note 15), accounted for 4%, nil and nil of purchases for the years ended December 31, 2022, 2023 and 2024, respectively.